Derivatives and Hedging Activities (Tables)	3 Months Ended
Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	March 31, 2025	December 31, 2024	March 31, 2025	December 31, 2024
		U.S. $ in thousands
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$110	$71	$75,880	$29,244
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	1,294	4,005	96,204	89,414
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(63)	(21)	24,282	82,818
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(70)	(3)	5,322	5,687
		$1,271	$4,052	$201,688	$207,163